UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Pacific Management Ltd
Address:222 Kearny st. #204
        San Francisco, CA 94108


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karin M. Blair
Title: General Partner
Phone: 415-362-1209
Signature, Place, and Date of Signing:


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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: 51496

List of Other Included Managers:

 No.  13F File Number     Name

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Akorn, Inc.                                     009728106   2627    237500
Aphton, Inc.                                    03759P101   2616     91000
Aware                                           05453N100   1559     40500
BEI Technologies, Inc.                          05538P104   2112     50600
Careside                                        141728105    182     57013
Catalytica, Inc.                                148885106   1230     99400
Conceptus, Inc.                                 206016107   1377    151000
Copart                                          217204106    791     57000
CyberSource Corp.                               23251J106    855     75596
Cyberonics                                      23250P102   2840    132500
Dianon Systems                                  252826102   5670    142200
Eclipse Surgical                                278849104     80     20000
Entrust                                         293848107   1127     40800
FVC.Com                                         30266P100    629    125800
Frontline Capital Group                         35921N101   1693    103000

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Geokinetics                                     372910109     65    260000
Infonautics Inc - Class A                       456662105    806    379500
Information Resource Engineering                45675F303   2571     85000
Informix                                        456779107     41     10000
Investment Technology Group                     46145F105    387      9700
Level 3 Communications, Inc.                    52729N100    192      2500
Micro Therapeutics                              59500W100    486     72700
NextCard                                        65222K107   1582    174000
Packeteer Inc.                                  695210104   4514    119000
Pharmacyclics                                   716933106   1240     25000
Polycom, Inc.                                   73172K104   3348     50000
Primus Knowledge Solutions                      74163Q100   2073    140000
ProBusiness                                     742674104    884     29250
Proxim                                          744284109   1424     32000
Radvision Ltd. - Foreign                                    2536     90000
SonicWall, Inc.                                 835470105   1710     60000
SonoSite, Inc.                                  83568G104    794     42500
Strouds                                         863451100     27     54100

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Vaxgen Inc.                                     922390208     94      4014
eBenX, Inc.                                     278668108   1334    118000
                                                           51496